1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

WILLIAM J. BIELEFELD

william.bielefeld@dechert.com +1 202 261 3386 Direct +1 202 261 3333 Fax

February 7, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:     Goldman Sachs Private Markets Fund 2018 LLC (File Nos. 811-23301 and 333-220916)

Ladies and Gentlemen:

Enclosed for filing on behalf of Goldman Sachs Private Markets Fund 2018 LLC (“Fund”), a newly-organized closed-end management investment company, is Pre-Effective Amendment No. 2 to the Fund’s registration statement under the Securities Act of 1933, as amended and Amendment No. 2 to the Fund’s registration statement under the Investment Company Act of 1940, as amended on Form N-2 (the “Registration Statement”). This filing is being made for the purposes of (i) filing certain required exhibits; and (ii) making certain other changes to the Prospectus and Statement of Additional Information for the Fund.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3386.

Sincerely,

/s/ William J. Bielefeld
William J. Bielefeld